Short-Term Debt (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Expiration date	Mar. 31, 2013
Unsecured term note	$ 15,000,000	$ 0
Note Payable November 2005 [Member]
Derivative maturity date	Nov. 30, 2015
Note Payable March 31, 2012 [Member]
Unsecured term note	$ 15,000,000
Issuance date	Nov. 28, 2005
Modification date	Oct. 20, 2010
Maturity date	Mar. 31, 2013
Basis point spread	0.69%
Execution date of interest rate swap	Nov. 01, 2005
Derivative maturity date	Dec. 01, 2015
Fixed rate related to interest rate swap	5.74%